Capital Stock - Issuances of Common Stock (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
[CommonClassAMember]
Shares Issued Related To [Line Items]
Directors Compensation	0	72,052	242,567	188,128
Vesting Incentive Plan Shares	0	0	0	13,000
Total Shares Issued During Period	0	72,052	242,567	201,128
[CommonClassBMember]
Shares Issued Related To [Line Items]
Total Shares Issued During Period	0	0	0	0
[CommonClassCMember]
Shares Issued Related To [Line Items]
Total Shares Issued During Period	0	0	0	0